DREYFUS FOUNDERS FUNDS, INC.
                                CLASS F SHARES

        SUPPLEMENT DATED OCTOBER 4, 2000 TO PROSPECTUS DATED MAY 1, 2000

DREYFUS FOUNDERS DISCOVERY FUND

Effective the close of business on October 20, 2000, Dreyfus Founders Discovery Fund will be closed to new investors. Shareholders of the Fund on that date may continue to make additional purchases and to reinvest dividends and capital gains into accounts existing on that date. Investors who do not own shares of the Fund on October 20, 2000 generally will not be allowed to buy shares of the Fund, except that new accounts may be established by:

o Shareholders who have an account in any Dreyfus Founders Fund, provided that their application to invest in the Discovery Fund is postmarked no later than October 20, 2000;

o Participants in qualified defined contribution retirement plans (for example, 401(k) plans, profit sharing plans and money purchase plans), 403(b) plans and 457 plans, so long as the Fund is established as an investment option under the plan by October 20, 2000;

o Participants in qualified defined contribution retirement plans, 403(b) plans and 457 plans if the plan is sponsored by a financial institution approved by Founders Asset Management LLC or Dreyfus Service Corporation by October 20, 2000, as long as the plan's Discovery Fund account is funded by March 31, 2001; and

o Employees of Founders Asset Management LLC and directors of Dreyfus Founders Funds, Inc., if they open accounts directly with Founders.

Discovery Fund shareholders who close their accounts after October 20, 2000 may be prohibited from reactivating their account or opening a new Discovery Fund account.

These restrictions generally will apply to investments made directly with Founders or Dreyfus as well as investments made through financial intermediaries, such as brokers, banks or financial advisers. Investors may be required to demonstrate eligibility to purchase Fund shares before an investment is accepted. The Fund reserves the right to resume sales of shares to new investors at some future date, but there is no present intention to do so.

DREYFUS FOUNDERS PASSPORT FUND

The first sentence of the section of the Funds' prospectus entitled "Fund by Fund Summaries - Dreyfus Founders Passport Fund - Principal Investment Strategy" is amended on page 22 to read as follows:

      Passport Fund, an international fund, seeks aggressive growth through investments in equity securities of foreign small-cap companies.

In addition, the following new definitional paragraph is added to page 23 of the Funds' prospectus:

      Foreign small-cap companies: generally, those foreign companies with market capitalizations of less than $1.5 billion. This range may fluctuate depending on changes in the value of the stock market as a whole.

                                                                 OCTOBER 4, 2000

                         DREYFUS FOUNDERS DISCOVERY FUND

                  SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2000

Effective the close of business on October 20, 2000, Dreyfus Founders Discovery Fund will be closed to new investors. Shareholders of the Fund on that date may continue to make additional purchases and to reinvest dividends and capital gains into accounts existing on that date. Investors who do not own shares of the Fund on October 20, 2000 generally will not be allowed to buy shares of the Fund, except that new accounts may be established by:

o Shareholders who have an account in any Dreyfus Founders Fund, provided that their application to invest in the Discovery Fund is postmarked no later than October 20, 2000;

o Participants in qualified defined contribution retirement plans (for example, 401(k) plans, profit sharing plans and money purchase plans), 403(b) plans and 457 plans, so long as the Fund is established as an investment option under the plan by October 20, 2000;

o Participants in qualified defined contribution retirement plans, 403(b) plans and 457 plans if the plan is sponsored by a financial institution approved by Founders Asset Management LLC or Dreyfus Service Corporation by October 20, 2000, as long as the plan's Discovery Fund account is funded by March 31, 2001; and

o Employees of Founders Asset Management LLC and directors of Dreyfus Founders Funds, Inc., if they open accounts directly with Founders.

Discovery Fund shareholders who close their accounts after October 20, 2000 may be prohibited from reactivating their account or opening a new Discovery Fund account.

These restrictions generally will apply to investments made directly with Founders or Dreyfus as well as investments made through financial intermediaries, such as brokers, banks or financial advisers. Investors may be required to demonstrate eligibility to purchase Fund shares before an investment is accepted. The Fund reserves the right to resume sales of shares to new investors at some future date, but there is no present intention to do so.

                                                                 OCTOBER 4, 2000

                        DREYFUS FOUNDERS PASSPORT FUND

                  SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2000

The second sentence of first paragraph of the section of the fund's prospectus entitled "The Fund - Investment Approach" is amended on the inside cover to read as follows:

      To pursue this goal, the fund seeks aggressive growth through investments in equity securities of foreign small-cap companies.

In addition, the following new definitional paragraph is added to page 1 of the fund's prospectus under the heading "Key concepts":

      Foreign small-cap companies: generally, those foreign companies with market capitalizations of less than $1.5 billion. This range may fluctuate depending on changes in the value of the stock market as a whole.